                                                              File No. 811-21108
                                                                       333-89354

    As filed with the Securities and Exchange Commission on April 23, 2012


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]


                      Pre-Effective Amendment No.                 [ ]


                      Post-Effective Amendment No. 18             [X]

                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                               ACT OF 1940                        [X]


                                Amendment No. 19                  [X]


                        (Check appropriate box or boxes)

                         PIONEER SERIES TRUST X
                 (formerly, Pioneer Fundamental Growth Fund)
               (Exact Name of Registrant as Specified in Charter)


                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (617) 742-7825

              Terrence J. Cullen, Pioneer Investment Management, Inc.
                  60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     [X]  immediately upon filing pursuant to paragraph (b)
     [ ]  on [date] pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(1)
     [ ]  on [date] pursuant to paragraph (a)(1)
     [ ]  75 days after filing pursuant to paragraph (a)(2)
     [ ]  on [date] pursuant to paragraph (a)(3)of Rule 485.

If appropriate, check the following box:

___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 18 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 23rd day of April, 2012.

                                        PIONEER SERIES TRUST X


                                    By: /s/Daniel K. Kingsbury
                                        Daniel K. Kingsbury
                                        Executive Vice President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement has been signed below by the following persons in the capacities indicated below on April 23, 2012:

        Signature                               Title

        John F. Cogan, Jr.*                     Chairman of the Board,
        John F. Cogan, Jr.                      President (Principal Executive
                                                Officer) and Trustee


        Mark E. Bradley*                        Treasurer (Principal
        Mark E. Bradley                         Financial and Accounting
                                                Officer)

        David R. Bock*                          Trustee
        David R. Bock


        Mary K. Bush*                           Trustee
        Mary K. Bush


        Benjamin M. Friedman*                   Trustee
        Benjamin M. Friedman


        Margaret B. W. Graham*                  Trustee
        Margaret B. W. Graham


        /s/Daniel K. Kingsbury                  Executive Vice President
        Daniel K. Kingsbury                     and Trustee


        Thomas J. Perna*                        Trustee
        Thomas J. Perna


        Marguerite A. Piret*                    Trustee
        Marguerite A. Piret


        Stephen K. West*                        Trustee
        Stephen K. West


   *By: /s/Daniel K. Kingsbury                  Dated: April 23, 2012
        Daniel K. Kingsbury
        Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.    Description

EX-101.INS     XBRL Instance Document
EX-101.SCH     XBRL Taxonomy Extension Schema Document
EX-101.CAL     XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF     XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB     XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE     XBRL Taxonomy Extension Presentation Linkbase